SMITH BARNEY INVESTMENT FUNDS INC.

Supplement dated June 12, 1998
to the Prospectuses+

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the Prospectuses.

Effective immediately, Class C shares will be renamed Class L shares. Effective June 15, 1998, Class L shares will be sold at net asset value per share plus a maximum initial sales charge of 1.00%.

Class L Share Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a Class L shareholder of the Funds shown below, based on the maximum sales charge and maximum CDSC that may be incurred at the time of purchase or redemption and each Fund's operating expenses for its most recent fiscal year:


Concert
Peachtree Growth
Fund

Smith
Barney
Contrarian
Fund

Smith
Barney
Government
Securities Fund

Smith
Barney
Investment Grade
Bond Fund

SmithBarney
Hansberger
Global
Small
Cap
Value
Fund

Smith
Barney
Hansberger
Global
Value
Fund

Smith
Barney
Special
Equities Fund




Shareholder Transaction Expenses


Maximum sales charge imposed
on purchases (as a percentage
of offering price)

1.00%
1.00%
1.00%
1.00%
1.00%
1.00%
1.00%

Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever is
lower)

1.00%
1.00%
1.00%
1.00%
1.00%
1.00%
1.00%

Annual Fund Operating Expenses
(as a percentage of average net
assets)

Management fees

1.00%
0.85%
0.55%
0.65%
1.05%
0.95%
0.75%

12b-1 fees *

1.00%
1.00%
0.70%
0.70%
1.00%
1.00%
1.00%

Other expenses
0.41%
0.19%
0.14%
0.14%
0.40%**
0.40%**
0.20%

TOTAL FUND OPERATING EXPENSES

2.41%
2.04%
1.39%
1.49%
2.45%
2.35%
1.95%


EXAMPLE

The following example is intended to assist an investor in understanding the various costs that an investor in class L shares of the Funds shown below will bear directly or indirectly. The example assumes payment by each Fund of operating expenses at the levels set forth in the preceding table. See "Purchase of Shares," "Redemption of Shares" and "Management of the Company and the Fund" in the accompanying Prospectus for more information.


Concert
Peachtree
Growth Fund

Smith
Barney
Contrarian
Fund

Smith
Barney
Government
Securities Fund

Smith
Barney
Investment Grade
Bond Fund

Smith
Barney Hansberger
Global
Small
Cap Value
Fund

Smith
Barney
Hansberger
Global Value
Fund

Smith
Barney
Special
Equities Fund

An investor would pay the following
expenses on a $1,000 investment, assuming (1)
5.00% annual return and (2) redemption
at the end of each time period:



1 year

$  44
$  40
$  34
$  35
$  45
$  44
$  40

3 years

84
73
54
57
86
83
71

5 years

137
119
 85
 91
139
134
114

10 years
282
245
175
186
286
276
235

An investor would pay the following
Expenses on the same investment, assuming the Same annual return and no redemption:

1 year

$  34
$  30
$  24
$  25
$  35
$  34
$  30

3 years
 84
 73
 54
 57
 86
 83
 71

5 years

 137
 119
  85
  91
 139
 134
 114

10 years

 282
 245
 175
 186
 286
 276
 235

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Purchase of Shares:

Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of any Smith Barney Mutual Fund on June 12,1998 will not be subject to the 1% front-end sales charge.




+Prospectuses Dated:
  Concert Peachtree Growth Fund	April 30, 1998
  Smith Barney Contrarian Fund	April 30, 1998
  Smith Barney Government Securities Fund	April 30, 1998
  Smith Barney Investment Grade Bond Fund	April 30, 1998
  Smith Barney Hansberger Global Small Cap Value Fund	October 27, 1997
  Smith Barney Hansberger Global Value Fund	October 27, 1997
  Smith Barney Special Equities Fund	April 30, 1998

*Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

** Other expenses have been estimated based upon the expenses each of the respective Funds expected to incur during the fiscal year ended April 30, 1998.


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